Employee Benefits	9 Months Ended
Jul. 31, 2022
Employee Benefits
Employee Benefits
NOTE 15:  EMPLOYEE BENEFITS
The following table summarizes expenses for the Bank’s principal pension and non-pension
post-retirement defined benefit plans and the Bank’s other material defined benefit pension and post-retirement benefit plans, for the three and nine months ended July 31, 2022 and July 31, 2021. Other employee defined benefit plans operated by the Bank and certain of its subsidiaries are not considered material for disclosure purposes.
Defined Benefit Plan Expenses

(millions of Canadian dollars)	Principal pension plans		Principal post-retirement benefit plan		Other pension and post-retirement benefit plans 1
	For the three months ended
	July 31 2022	July 31 2021	July 31 2022	July 31 2021	July 31 2022	July 31 2021
Service cost – benefits earned	$104	$130	$2	$2	$1	$2
Net interest cost (income) on net defined benefit liability (asset)	(6)	6	3	3	5	4
Past service cost (credit)	–	–	–	–	–	–

Defined benefit administrative expenses	2	3	–	–	1	1
Total	$100	$139	$5	$5	$7	$7

		For the nine months ended
	July 31 2022	July 31 2021	July 31 2022	July 31 2021	July 31 2022	July 31 2021
Service cost – benefits earned	$312	$391	$6	$7	$4	$6
Net interest cost (income) on net defined benefit liability (asset)	(18)	18	10	8	15	14
Past service cost (credit)	–	–	–	–	–	1

Defined benefit administrative expenses	7	8	–	–	3	3
Total	$301	$417	$16	$15	$22	$24

1
Includes Canada Trust defined benefit pension plan, TD Banknorth defined benefit pension plan, TD Auto Finance defined benefit pension and post-retirement benefit plans, and supplemental employee defined benefit pension plans.

The following table summarizes expenses for the Bank’s defined contribution plans for the three and nine months ended July 31, 2022 and July 31, 2021.
Defined Contribution Plan Expenses

(millions of Canadian dollars)	For the three months ended		For the nine months ended
	July 31 2022	July 31 2021	July 31 2022	July 31 2021
Defined contribution pension plans 1	$50	$44	$148	$138

Government pension plans 2	95	83	335	294
Total	$145	$127	$483	$432

1	Includes defined contribution portion of the TD Pension Plan (Canada) and TD Bank, N.A. defined contribution 401(k) plan.
2	Includes Canada Pension Plan, Quebec Pension Plan, and U.S. Federal Insurance Contributions Act .
The following table summarizes the remeasurements recognized in other comprehensive income for the Bank’s principal
pension and post-retirement defined benefit plans for the three and nine months ended July 31, 2022 and July 31, 2021.
Amounts Recognized in Other Comprehensive Income for Remeasurement of Defined Benefit Plans
1,2,3

(millions of Canadian dollars)	Principal pension plans		Principal post-retirement benefit plan
	For the three months ended
	July 31 2022	July 31 2021	July 31 2022	July 31 2021
Remeasurement gain/(loss) – financial	$231	$(416)	$(6)	$(18)

Remeasurement gain/(loss) – return on plan assets less interest income	156	548	–	–
Total	$387	$132	$(6)	$(18)

	For the nine months ended
	July 31 2022	July 31 2021	July 31 2022	July 31 2021
Remeasurement gain/(loss) – financial	$2,132	$974	$76	$24

Remeasurement gain/(loss) – return on plan assets less interest income	(704)	765	–	–
Total	$1,428	$1,739	$76	$24

1
Excludes the Canada Trust defined benefit pension plan, TD Banknorth defined benefit pension plan, TD Auto Finance retirement plans, supplemental employee retirement plans, and other employee defined benefit plans operated by the Bank and certain of its subsidiaries not considered material for disclosure purposes as these plans are not remeasured on a quarterly basis.

2	Changes in discount rates and return on plan assets are reviewed and updated on a quarterly basis. All other assumptions are updated annually.
3	Amounts are presented on a pre-tax basis.